Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	£ 1	£ (47)
Change in value of hedging instrument used to determine hedge ineffectiveness	48	(29)
Nominal amounts of hedging instruments	993	1,225
Hedging gains/(losses) recognised in OCI	48	(29)
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	0	0
Change in value of hedging instrument used to determine hedge ineffectiveness	0	0
Nominal amounts of hedging instruments	0	0
Hedging gains/(losses) recognised in OCI	0	0
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0